Consolidated Statement of Cash Flows - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018		Jun. 30, 2017
Consolidated Statement of Cash Flows [Line Items]
Net income (loss)		€ 521		€ 1,041
Adjustments to reconcile net income to net cash provided by (used in) operating activities [Abstract]
Provision for credit losses		183		212
Restructuring activities		181		50
Gain on sale of financial assets available for sale and securities held to maturity		0		(206)
Gain on sale of financial assets at fair value through other comprehensive income, equity method investments and other		(543)		(24)
Deferred income taxes, net		335		272
Impairment, depreciation and other amortization, and accretion		1,170		1,179
Share of net income from equity method investments		(86)		(105)
Income (loss) adjusted for noncash charges, credits and other items		1,761		2,419
Adjustments for net change in operating assets and liabilities [Abstract]
Interest-earning time deposits with central banks and banks		(11,773)		1,902
Central bank funds sold, securities purchased under resale agreements, securities borrowed		18,008		1,513
Non-Trading financial assets mandatory at fair value through profit and loss		(92,687)		0
Financial assets designated at fair value through profit or loss		90,604		(3,289)
Loans at amortized cost		8,392		9,073
Other assets		(33,387)		(20,249)
Deposits		(20,493)		32,515
Financial liabilities designated at fair value through profit or loss and investment contract liabilities	[1]	(23,867)		4,522
Central bank funds purchased, securities sold under repurchase agreements, securities loaned		(3,972)		(2,316)
Other short-term borrowings		(716)		2,951
Other liabilities		18,856		28,901
Senior long-term debt	[2]	(1,412)		(7,017)
Trading assets and liabilities, positive and negative market values from derivative financial instruments, net		17,327		(9,795)
Other, net		(1,289)		651
Net cash provided by (used in) operating activities		(34,648)		41,781
Proceeds from [Abstract]
Sale of financial assets at fair value through other comprehensive income		13,277		0
Maturities of financial assets at fair value through other comprehensive income		13,513		0
Sale of debt securities held to collect at AC		95		0
Maturities of debt securities held to collect at AC		658		0
Sale of financial assets available for sale		0		5,601
Maturities of financial assets available for sale		0		3,545
Maturities of securities held to maturity		0		0
Sale of equity method investments		29		24
Sale of property and equipment		289		39
Purchase of [Abstract]
Financial assets at fair value through other comprehensive income		(17,114)		0
Debt securities held to collect at amortized cost		(126)		0
Financial assets available for sale		0		(8,587)
Securities held to maturity		0		0
Equity method investments		0		(5)
Property and equipment		(196)		(269)
Net cash received in (paid for) business combinations/divestitures		101		47
Other, net		(590)		(580)
Net cash provided by (used in) investing activities		9,936		(185)
Cash flows from financing activities [Abstract]
Issuances of subordinated long-term debt		47	[3]	47
Repayments and extinguishments of subordinated long-term debt		(802)	[3]	(32)
Issuances of trust preferred securities		1	[4]	0
Repayments and extinguishments of trust preferred securities		(2,723)	[4]	(401)
Common shares issued		0		8,037
Purchases of treasury shares		(3,006)		(5,503)
Sale of treasury shares		2,838		5,267
Additional Equity Components (AT1) issued		0		0
Purchases of Additional Equity Components (AT1)		(191)		(114)
Sale of Additional Equity Components (AT1)		200		122
Coupon on additional equity components, pre tax		(315)		(335)
Dividends paid to noncontrolling interests		0		(4)
Net change in noncontrolling interests		1,204		(35)
Cash dividends paid to Deutsche Bank shareholders		(227)		(392)
Other, net		52		0
Net cash provided by (used in) financing activities		(2,922)		6,657
Net effect of exchange rate changes on cash and cash equivalents		(63)		(2,367)
Net increase (decrease) in cash and cash equivalents		(27,697)		45,886
Cash and cash equivalents at beginning of period		229,025		185,649
Cash and cash equivalents at end of period		201,326		231,537
Net cash provided by (used in) operating activities include [Abstract]
Income taxes paid (received), net		298		306
Interest paid		6,911		5,524
Interest and dividends received [Abstract]
Interest received		10,989		10,808
Dividend received		1,702		795
Cash and cash equivalents comprise [Abstract]
Cash and central bank balances (not included Interest-earning time deposits with central banks)		193,420		225,026
Interbank balances (w/o central banks)		7,906		6,511
Total		€ 201,326		€ 231,537

[1]	Included are senior long-term debt issuances of 3,450 million and 2,300 million and repayments and extinguishments of 3,251 million and 1,843 million through June 30, 2018 and June 30, 2017, respectively.
[2]	Included are issuances of 17,288 million and 19,284 million and repayments and extinguishments of 17,720 million and 23,296 million through June 30, 2018 and June 30, 2017, respectively.
[3]	Non-cash changes for Subordinated Long Term Debt are 14 million in total and driven by FX movements of 99 million and FV changes of (105) million.
[4]	Non-cash changes for Trust Preferred Securities are 374 million in total and driven by FX movements of 145 million and FV changes of 170 million.